Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Increase in contract with customer, asset	$ 301.3		$ 1,121.7
Contract assets, transfer to accounts receivable	423.4		$ 709.8
Performance obligation satisfied in previous period	$ 586.9	$ 471.1